Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent events

Share repurchase program

Subsequent to June 30, 2025 and as of October 21, 2025, the Company had repurchased 955,812 Class A ordinary shares for approximately US$2.8 million under 2025 share repurchase program.

Acquisition of non-controlling interests in Shenzhen Letsvan

Subsequent to the balance sheet date of June 30, 2025, the Group, through one of its wholly-owned subsidiaries, entered into a series of agreements to acquire all of the remaining non-controlling interests of Shenzhen Letsvan from the minority shareholders through a mix of cash and stock consideration. The aggregate cash consideration to the minority shareholders amounted to RMB383.5 million. For the stock consideration and by way of private placement, the Group will issue an aggregate of 18,219,330 Class A ordinary shares to Mr. Huiyu Zhan as consideration for his remaining interests in Shenzhen Letsvan. The share issuance will take place in three installments and be subject to certain restrictions and limitations, including respective vesting schedules and lock-up requirements. The Group already had control over Shenzhen Letsvan prior to this acquisition. Upon the consummation of this acquisition, Shenzhen Letsvan will become a wholly-owned subsidiary of the Group. As of the date of this annual report, certain portion of this acquisition still remain in progress and we hold 76.3% of the equity interests in Shenzhen Letsvan.

This transaction will be accounted for as an equity transaction in the consolidated financial statements. For certain third-party minority shareholders, the difference between the consideration transferred and the carrying amount of the non-controlling interests acquired will be recorded as an adjustment to additional paid-in capital and non-controlling interests in the consolidated statements of changes in equity upon completion of the acquisition. No gain or loss will be recognized in the consolidated statements of income as a result of this transaction. For the minority shareholders who are the affiliate or employees of the Group, a portion of the consideration will be recognized as compensation expense under ASC 718, as the purchase price exceeded the carrying value of the equity interest acquired and the excess is deemed to be compensation for post-combination services.

Disposal of Equity Interests in learning service and others and consumer business

In furtherance of the Group’s strategy to pursue product-driven growth with the pop toy business, the Group restructured the established businesses (business operations established prior to the acquisition of Shenzhen Letsvan) through a series of transactions from September 2025. On September 30, 2025, Beijing Liangzizhige, entered into the VIE Termination Agreement with Beijing Feierlai and Beijing Chuangyuqizhi (together with Beijing Feierlai and their respective subsidiaries are referred to as the “affiliated entities”), and the respective nominee shareholder of Beijing Feierlai and Beijing Chuangyuqizhi, to terminate the contractual arrangements among these parties, including the termination of the voting rights proxy agreements, equity pledge agreements, exclusive consultancy and service agreements and exclusive option agreements. The termination of the VIE Agreements took effect on September 30, 2025. As part of the business restructuring and in connection with the termination of the VIE Agreements, the Group entered into share transfer agreements with the relevant entities of a third-party buyer (the “Buyer”) on September 30, 2025, pursuant to which Beijing Liangzizhige instructs the nominee shareholder to transfer all of its equity interests in Beijing Feierlai and Beijing Chuangyuqizhi to the Buyer, and the Company transfers all of its equity interests in QuantaSing International limited and Rare River Group Limited (together with Beijing Feierlai and Beijing Chuangyuqizhi and their respective subsidiaries, the “Target Entities ”) to the Buyer, for an aggregate consideration of approximately equivalent to RMB180 million.

Upon the completion of the transaction, the Group loses control on the Target Entities which will be deconsolidated from the Group’s consolidated financial statements and the Group will recognize the difference between the consideration and the assets and liabilities of the Target Entities in the Group’s consolidated statements of operations and comprehensive (loss)/income accordingly.

The disposal of the Target Entities will be accounted for as discontinued operations in accordance with ASC 205-20 since it represents a strategic shift that has a major effect on the Group’s operations and financial results. Accordingly, the historical financial results of the Target Entities will be reflected in the Group’s consolidated financial statements as discontinued operations, and the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheets will be classified as assets/liabilities held for sale.

As a result of the business restructuring, the Group ceased to engage in any individual online learning services business in the PRC or overseas or any other consumer businesses or enterprise service business, and continued to operate the pop toy business through Shenzhen Letsvan, together with all other remaining entities following the restructuring of the established businesses.

The Group has evaluated subsequent events through October 31, 2025, which is the date the consolidated financial statements are issued, with no other material events or transactions identified that should have been recorded or disclosed in the consolidated financial statements.